UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

JoNell Hermanson President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to:

Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2012

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2012 through June 30, 2012 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Business Opportunity Value Fund

Semi-Annual Report
June 30, 2012
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Shares		Value (Note 1)
	COMMON STOCKS—96.3%
	Austria—0.7%
86,389	Erste Group Bank AG*	$1,640,647
	Belgium—2.7%
81,422	Anheuser-Busch InBev NV	6,419,409
	Brazil—3.8%
265,000	Banco Bradesco SA	3,950,261
185,731	Itau Unibanco Holding SA, ADR (Preference)	2,585,376
289,600	Petroleo Brasileiro SA	2,631,417
74,300	Suzano Papel e Celulose SA	146,861
		9,313,915
	Canada—0.5%
29,000	Potash Corp. of Saskatchewan, Inc.	1,267,557
	China—1.4%
2,706,000	PetroChina Co., Ltd.	3,502,271
	Denmark—3.6%
60,095	Novo Nordisk A/S	8,715,984
	France—12.9%
73,361	Accor SA	2,298,936
229,559	AXA SA	3,068,906
52,982	Cie de St-Gobain†	1,957,641
67,007	Danone	4,164,254
28,536	Essilor International SA	2,650,985
66,325	JCDecaux SA	1,462,639
26,393	L'Oreal SA	3,088,119
44,624	Pernod-Ricard SA†	4,771,738
79,044	Schneider Electric SA	4,393,555
19,381	Unibail-Rodamco SE, REIT	3,570,175
		31,426,948
	Germany—7.1%
36,607	Allianz SE, Registered	3,682,107
76,913	Daimler AG, Registered	3,456,423
36,620	Linde AG	5,703,220
72,440	SAP AG	4,289,562
		17,131,312
	Hong Kong—3.7%
257,000	Cheung Kong Holdings, Ltd.	3,176,352
411,000	China Mobile, Ltd.	4,517,072
360,000	Hang Lung Properties, Ltd.	1,231,422
		8,924,846

Shares		Value (Note 1)
	Japan—10.6%
98,500	Canon, Inc.†	$3,931,186
34,400	FANUC Corp.	5,654,706
194,600	Japan Tobacco, Inc.	5,765,149
76,300	Komatsu, Ltd.	1,821,383
20,800	SMC Corp.	3,606,256
124,800	Toyota Motor Corp.	5,037,204
		25,815,884
	Malaysia—2.5%
1,034,800	Genting Bhd	3,090,186
970,100	Sime Darby Bhd	3,035,560
		6,125,746
	Netherlands—1.8%
125,895	Royal Dutch Shell Plc	4,249,039
	Singapore—2.3%
245,000	DBS Group Holdings, Ltd.	2,706,193
198,000	United Overseas Bank, Ltd.	2,940,207
		5,646,400
	Sweden—6.4%
290,200	Atlas Copco AB	6,245,325
163,300	Investor AB	3,117,917
288,225	Sandvik AB	3,696,401
218,066	Volvo AB	2,493,258
		15,552,901
	Switzerland—13.6%
195,204	ABB, Ltd., Registered*	3,187,330
71,585	Cie Financiere Richemont SA	3,930,715
56,391	Holcim, Ltd., Registered*	3,124,369
91,843	Nestle SA, Registered	5,480,994
71,779	Novartis AG, Registered	4,013,258
33,114	Roche Holding AG	5,719,878
12,953	Syngenta AG, Registered	4,434,136
263,116	UBS AG, Registered*	3,079,029
		32,969,709
	Taiwan—1.6%
279,191	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR*	3,897,506
	United Kingdom—20.2%
104,508	Anglo American Plc	3,434,692
205,600	BG Group Plc	4,208,935

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

Shares		Value (Note 1)
	United Kingdom (Continued)
144,406	BHP Billiton Plc	$4,104,370
152,467	British American Tobacco Plc	7,751,421
139,569	CRH Plc	2,692,717
241,934	Diageo Plc	6,235,846
141,371	Imperial Tobacco Group Plc	5,446,778
65,000	Pearson Plc	1,289,714
49,013	Rio Tinto Plc	2,329,277
282,304	Rolls-Royce Holdings Plc*	3,804,824
179,398	Standard Chartered Plc	3,897,059
298,113	Xstrata Plc	3,748,296
		48,943,929

Shares		Value (Note 1)
	United States—0.9%
67,056	Freeport-McMoRan Copper & Gold, Inc.	$2,284,598
	TOTAL COMMON STOCKS (Cost $251,826,200)	233,828,601
	PREFERRED STOCK—0.0%
	United Kingdom—0.0%
29,924,224	Rolls-Royce Holdings Plc*	46,866
	TOTAL PREFERRED STOCK (Cost $48,291)	46,866

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—7.3%
$8,553,329	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/02/2012	8,553,329
Shares
9,126,635	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.280%		9,126,635
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,679,964)			17,679,964
	TOTAL INVESTMENTS AT MARKET VALUE—103.6% (Cost $269,554,455)			251,555,431
	Liabilities in Excess of Other Assets—(3.6)%			(8,654,853)
	NET ASSETS—100.0%			$242,900,578

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1).

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

At June 30, 2012, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Machinery	9.7%
Tobacco	7.8%
Pharmaceuticals	7.6%
Commercial Banks	7.3%
Beverages	7.2%
Metals and Mining	6.5%
Oil, Gas and Consumable Fuels	6.0%
Chemicals	4.7%
Food Products	4.0%
Automobiles	3.5%
Electrical Equipment	3.1%
Insurance	2.8%
Construction Materials	2.4%
Hotels, Restaurants & Leisure	2.2%
Real Estate Management and Development	1.8%
Software	1.8%
Wireless Telecommunication Services	1.8%
Aerospace & Defense	1.6%
Office Electronics	1.6%
Semiconductors and Semiconductor Equipment	1.6%
Textiles, Apparel and Luxury Goods	1.6%
Real Estate Investment Trusts (REITs)	1.5%
Capital Markets	1.3%
Diversified Financial Services	1.3%
Personal Products	1.3%
Industrial Conglomerates	1.2%
Health Care Equipment and Supplies	1.1%
Media	1.1%
Building Products	0.8%
Paper and Forest Products	0.1%
Short-Term Investments	7.3%
Total	103.6%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Shares		Value (Note 1)
	COMMON STOCKS—95.3%
	Beverages—2.6%
84,300	SABMiller Plc, SP ADR†	$3,415,836
	Biotechnology—4.9%
100,600	Celgene Corp.*	6,454,496
	Chemicals—9.1%
52,600	Ecolab, Inc.	3,604,678
72,800	Monsanto Co.	6,026,384
22,500	Praxair, Inc.	2,446,425
		12,077,487
	Communications Equipment—1.4%
18,900	F5 Networks, Inc.*	1,881,684
	Computers and Peripherals—12.3%
22,200	Apple, Inc.*	12,964,799
129,400	EMC Corp.*	3,316,522
		16,281,321
	Consumer Finance—3.3%
74,800	American Express Co.	4,354,108
	Energy Equipment and Services—3.4%
69,800	Schlumberger, Ltd.	4,530,718
	Health Care Equipment and Supplies—2.6%
6,200	Intuitive Surgical, Inc.*	3,433,498
	Hotels, Restaurants & Leisure—4.7%
80,400	Las Vegas Sands Corp.	3,496,596
42,300	Yum! Brands, Inc.	2,724,966
		6,221,562
	Industrial Conglomerates—4.6%
290,400	General Electric Co.	6,051,936
	Internet and Catalog Retail—1.7%
3,420	Priceline.com, Inc.†,*	2,272,658

Shares		Value (Note 1)
	Internet Software and Services—8.5%
23,700	Baidu.com, Inc. SP ADR*	$2,725,026
44,900	eBay, Inc.*	1,886,249
5,020	Google, Inc., Class A*	2,911,951
129,600	Tencent Holdings, Ltd., ADR	3,812,832
		11,336,058
	IT Services—10.0%
89,400	Cognizant Technology Solutions Corp., Class A*	5,364,000
64,550	Visa, Inc., Class A	7,980,317
		13,344,317
	Media—6.2%
84,600	Discovery Communications, Inc., Class A†,*	4,568,400
76,500	Walt Disney Co. (The)	3,710,250
		8,278,650
	Multiline Retail—6.3%
113,700	Dollar General Corp.*	6,184,143
32,300	Family Dollar Stores, Inc.	2,147,304
		8,331,447
	Pharmaceuticals—8.5%
63,100	Allergan, Inc.	5,841,167
62,600	Shire Plc, ADR†	5,408,014
		11,249,181
	Tobacco—3.8%
57,200	Philip Morris International, Inc.	4,991,272
	Trading Companies and Distributors—1.4%
9,920	WW Grainger, Inc.†	1,897,101
	TOTAL COMMON STOCKS (Cost $106,233,021)	126,403,330

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—8.1%
$2,070,714	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/02/2012	$2,070,714
Shares
8,652,958	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.280%		8,652,958
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,723,672)			10,723,672
	TOTAL INVESTMENTS AT MARKET VALUE—103.4% (Cost $116,956,693)			137,127,002
	Liabilities in Excess of Other Assets—(3.4)%			(4,537,029)
	NET ASSETS—100.0%			$132,589,973

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1).

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

At June 30, 2012, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	32.2%
Consumer Discretionary	18.9%
Health Care	16.0%
Materials	9.1%
Consumer Staples	6.4%
Industrials	6.0%
Energy	3.4%
Financials	3.3%
Short-Term Investments	8.1%
Total	103.4%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Shares		Value (Note 1)
	COMMON STOCKS—99.2%
	Aerospace & Defense—0.5%
56,290	Orbital Sciences Corp.*	$727,267
	Air Freight and Logistics—1.6%
33,500	Hub Group, Inc., Class A*	1,212,700
67,200	UTi Worldwide, Inc.	981,792
		2,194,492
	Airlines—4.9%
19,400	Alaska Air Group, Inc.*	696,460
105,500	JetBlue Airways Corp.†,*	559,150
215,800	United Continental Holdings, Inc.*	5,250,414
35,500	US Airways Group, Inc.*	473,215
		6,979,239
	Auto Components—1.8%
18,800	Autoliv, Inc.	1,027,608
23,700	Gentex Corp.†	494,619
6,000	Tenneco, Inc.†,*	160,920
16,400	WABCO Holdings, Inc.*	868,052
		2,551,199
	Biotechnology—1.8%
8,800	BioMarin Pharmaceutical, Inc.†,*	348,304
132,200	Human Genome Sciences, Inc.*	1,735,786
1,500	InterMune, Inc.*	17,925
6,600	Myriad Genetics, Inc.*	156,882
128,500	Nanosphere, Inc.*	282,700
		2,541,597
	Building Products—2.2%
45,100	Apogee Enterprises, Inc.	724,757
42,600	Lennox International, Inc.	1,986,438
15,400	Trex Co., Inc.†,*	463,386
		3,174,581
	Capital Markets—1.7%
60,600	Jefferies Group, Inc.†	787,194
32,800	Raymond James Financial, Inc.	1,123,072
16,400	Waddell & Reed Financial, Inc., Class A	496,592
		2,406,858
	Chemicals—2.9%
22,500	Albemarle Corp.	1,341,900
29,700	Cabot Corp.	1,208,790
9,800	Celanese Corp., Series A	339,276

Shares		Value (Note 1)
	Chemicals (Continued)
22,600	FMC Corp.	$1,208,648
		4,098,614
	Commercial Banks—1.9%
290,000	CapitalSource, Inc.	1,948,800
43,430	Popular, Inc.*	721,372
		2,670,172
	Commercial Services & Supplies—1.5%
21,300	Clean Harbors, Inc.*	1,201,746
20,600	Republic Services, Inc.	545,076
17,820	Ritchie Bros. Auctioneers, Inc.†	378,675
		2,125,497
	Communications Equipment—1.6%
18,100	ADTRAN, Inc.†	546,439
17,290	Anaren, Inc.*	338,884
93,214	Arris Group, Inc.*	1,296,607
7,300	Riverbed Technology, Inc.*	117,895
		2,299,825
	Computers and Peripherals—1.2%
20,000	Synaptics, Inc.†,*	572,600
34,600	Western Digital Corp.*	1,054,608
		1,627,208
	Construction and Engineering—2.4%
19,020	Chicago Bridge & Iron Co., NV	721,999
33,600	Foster Wheeler AG*	582,288
13,000	Jacobs Engineering Group, Inc.*	492,180
64,100	Quanta Services, Inc.*	1,542,887
		3,339,354
	Construction Materials—1.0%
38,800	Eagle Materials, Inc.	1,448,792
	Consumer Finance—0.4%
26,800	Green Dot Corp., Class A†,*	592,816
	Containers and Packaging—2.3%
73,000	Crown Holdings, Inc.*	2,517,770
27,100	Packaging Corp. of America	765,304
		3,283,074

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

Shares		Value (Note 1)
	Distributors—0.1%
4,000	LKQ Corp.*	$133,600
	Diversified Consumer Services—1.3%
65,400	K12, Inc.†,*	1,523,820
8,700	Sotheby's†	290,232
		1,814,052
	Diversified Financial Services—0.4%
14,000	Moody's Corp.	511,700
	Diversified Telecommunication Services—2.1%
92,700	Cogent Communications Group, Inc.†,*	1,784,475
136,900	Premiere Global Services, Inc.*	1,148,591
		2,933,066
	Electrical Equipment—2.5%
57,500	Belden, Inc.	1,917,625
10,900	Encore Wire Corp.†	291,902
12,900	Hubbell, Inc., Class B	1,005,426
10,300	Sensata Technologies Holding NV†,*	275,834
		3,490,787
	Electronic Equipment, Instruments & Components—4.5%
43,400	DTS, Inc.†,*	1,131,872
176,200	Flextronics International, Ltd.*	1,092,440
43,900	Jabil Circuit, Inc.	892,487
5,400	OSI Systems, Inc.*	342,036
74,200	Rogers Corp.*	2,939,062
		6,397,897
	Energy Equipment and Services—2.3%
10,100	Core Laboratories NV	1,170,590
21,000	Dril-Quip, Inc.†,*	1,377,390
66,000	McDermott International, Inc.*	735,240
		3,283,220
	Health Care Equipment and Supplies—7.2%
34,400	Cooper Cos., Inc. (The)	2,743,744
156,400	Dexcom, Inc.†,*	2,026,944

Shares		Value (Note 1)
	Health Care Equipment and Supplies (Continued)
130,900	Insulet Corp.†,*	$2,797,333
24,100	MAKO Surgical Corp.†,*	617,201
71,200	Symmetry Medical, Inc.*	610,896
107,460	Syneron Medical, Ltd.*	1,115,435
75,300	Unilife Corp.†,*	254,514
		10,166,067
	Health Care Providers and Services—2.0%
18,600	Catalyst Health Solutions, Inc.*	1,737,984
16,900	Mednax, Inc.†,*	1,158,326
		2,896,310
	Hotels, Restaurants & Leisure—0.3%
22,100	WMS Industries, Inc.†,*	440,895
	Household Durables—0.7%
23,600	Harman International Industries, Inc.	934,560
	Industrial Conglomerates—0.5%
12,500	Carlisle Cos., Inc.	662,750
	Insurance—3.2%
12,700	Everest Re Group, Ltd.	1,314,323
39,400	Fidelity National Financial, Inc.	758,844
22,300	HCC Insurance Holdings, Inc.	700,220
46,500	W. R. Berkley Corp.	1,809,780
		4,583,167
	Internet Software and Services—3.2%
16,100	Akamai Technologies, Inc.*	511,175
17,300	comScore, Inc.†,*	284,758
16,200	Constant Contact, Inc.†,*	289,656
12,800	DealerTrack Holdings, Inc.†,*	385,408
32,000	Digital River, Inc.*	531,840
28,500	IntraLinks Holdings, Inc.†,*	124,830
70,700	Monster Worldwide, Inc.†,*	600,950
103,040	QuinStreet, Inc.*	954,151
14,700	VeriSign, Inc.*	640,479
14,170	Web.com Group, Inc.*	259,594
		4,582,841

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

Shares		Value (Note 1)
	IT Services—0.8%
10,500	Global Payments, Inc.	$453,915
12,500	Higher One Holdings, Inc.†,*	152,750
15,000	Verifone Systems, Inc.†,*	496,350
		1,103,015
	Life Sciences Tools and Services—1.0%
19,200	Illumina, Inc.†,*	775,488
35,200	QIAGEN NV†,*	587,840
		1,363,328
	Machinery—3.5%
46,900	Harsco Corp.	955,822
93,800	Meritor, Inc.†,*	489,636
24,400	Navistar International Corp.*	692,228
18,900	Pall Corp.	1,035,909
8,100	Pentair, Inc.	310,068
212,300	Wabash National Corp.*	1,405,426
		4,889,089
	Marine—0.3%
9,900	Kirby Corp.†,*	466,092
	Media—1.9%
39,400	Imax Corp.†,*	946,782
113,300	Lions Gate Entertainment Corp.†,*	1,670,042
		2,616,824
	Metals and Mining—1.8%
22,500	Agnico-Eagle Mines, Ltd.	910,350
31,600	Allegheny Technologies, Inc.	1,007,724
56,800	Horsehead Holding Corp.†,*	565,728
		2,483,802
	Multiline Retail—1.0%
26,920	Dollar Tree, Inc.*	1,448,296
	Oil, Gas and Consumable Fuels—7.1%
161,900	Abraxas Petroleum Corp.†,*	516,461
27,400	Cabot Oil & Gas Corp.	1,079,560
63,200	Carrizo Oil & Gas, Inc.†,*	1,485,832
17,800	Continental Resources, Inc.†,*	1,185,836
28,500	InterOil Corp.†,*	1,986,450
51,900	Kodiak Oil & Gas Corp.*	426,099
241,940	Magnum Hunter Resources Corp.†,*	1,011,309

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
80,700	Rex Energy Corp.†,*	$904,647
38,300	World Fuel Services Corp.†	1,456,549
		10,052,743
	Pharmaceuticals—1.3%
8,900	Perrigo Co.	1,049,577
10,300	Watson Pharmaceuticals, Inc.*	762,097
		1,811,674
	Professional Services—0.3%
30,600	RPX Corp.*	439,110
	Road and Rail—1.3%
12,100	Kansas City Southern	841,676
18,400	Landstar System, Inc.	951,648
		1,793,324
	Semiconductors and Semiconductor Equipment—10.6%
30,900	Altera Corp.	1,045,656
12,400	Cabot Microelectronics Corp.	362,204
28,500	Cymer, Inc.†,*	1,680,075
51,200	Cypress Semiconductor Corp.*	676,864
86,300	Fairchild Semiconductor International, Inc.*	1,216,830
40,500	International Rectifier Corp.†,*	809,595
49,500	Maxim Integrated Products, Inc.	1,269,180
84,700	MEMC Electronic Materials, Inc.†,*	183,799
41,100	Microsemi Corp.*	759,939
91,200	Monolithic Power Systems, Inc.*	1,812,144
74,100	ON Semiconductor Corp.*	526,110
180,100	RF Micro Devices, Inc.*	765,425
14,400	Silicon Laboratories, Inc.*	545,760
53,270	Skyworks Solutions, Inc.*	1,458,000
77,100	TriQuint Semiconductor, Inc.†,*	424,050
44,700	Ultratech, Inc.*	1,408,050
		14,943,681
	Software—2.0%
21,100	Advent Software, Inc.†,*	572,021
62,634	Rovi Corp.*	1,228,879
118,900	TiVo, Inc.†,*	983,303
		2,784,203

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

Shares		Value (Note 1)
	Specialty Retail—2.2%
127,840	Chico's FAS, Inc.	$1,897,145
17,800	Rue21, Inc.†,*	449,272
33,800	Select Comfort Corp.*	707,096
		3,053,513
	Textiles, Apparel and Luxury Goods—0.7%
25,300	Hanesbrands, Inc.†,*	701,569
11,500	Vera Bradley, Inc.†,*	242,420
		943,989

Shares		Value (Note 1)
	Trading Companies and Distributors—1.6%
34,700	MRC Global, Inc.†,*	$738,416
20,700	Watsco, Inc.†	1,527,660
		2,266,076
	Wireless Telecommunication Services—1.8%
102,100	MetroPCS Communications, Inc.*	617,705
34,100	NII Holdings, Inc.†,*	348,843
28,100	SBA Communications Corp.*	1,603,105
		2,569,653
	TOTAL COMMON STOCKS (Cost $108,945,977)	139,919,909

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—23.1%
$578,391	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/02/2012	578,391
Shares
32,025,598	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.280%		32,025,598
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,603,989)			32,603,989
	TOTAL INVESTMENTS AT MARKET VALUE—122.3% (Cost $141,549,966)			172,523,898
	Liabilities in Excess of Other Assets—(22.3)%			(31,467,553)
	NET ASSETS—100.0%			$141,056,345

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1).

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

At June 30, 2012, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	23.9%
Industrials	23.1%
Health Care	13.3%
Consumer Discretionary	10.0%
Energy	9.4%
Materials	8.0%
Financials	7.6%
Telecommunication Services	3.9%
Short-Term Investments	23.1%
Total	122.3%

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

Shares		Value (Note 1)
	COMMON STOCKS—97.9%
	Aerospace & Defense—3.2%
13,470	General Dynamics Corp.	$888,481
7,570	Precision Castparts Corp.	1,245,190
		2,133,671
	Beverages—3.7%
15,820	Coca-Cola Co. (The)	1,236,966
16,670	PepsiCo, Inc.	1,177,902
		2,414,868
	Biotechnology—2.1%
19,010	Amgen, Inc.	1,388,490
	Capital Markets—6.3%
15,700	Franklin Resources, Inc.†	1,742,543
45,620	Morgan Stanley	665,596
39,050	State Street Corp.†	1,743,192
		4,151,331
	Chemicals—5.0%
34,860	EI Du Pont de Nemours & Co.†	1,762,870
14,100	Praxair, Inc.	1,533,093
		3,295,963
	Commercial Banks—6.5%
17,380	CIT Group, Inc.*	619,423
45,820	U.S. Bancorp†	1,473,571
64,950	Wells Fargo & Co.	2,171,928
		4,264,922
	Diversified Financial Services—5.1%
114,600	Bank of America Corp.	937,428
68,520	JPMorgan Chase & Co.	2,448,220
		3,385,648
	Energy Equipment and Services—1.6%
16,770	Schlumberger, Ltd.	1,088,541
	Food and Staples Retailing—1.6%
10,860	CVS Caremark Corp.	507,488
7,700	Wal-Mart Stores, Inc.	536,844
		1,044,332

Shares		Value (Note 1)
	Health Care Equipment and Supplies—1.5%
18,610	Baxter International, Inc.	$989,122
	Health Care Providers and Services—7.2%
12,500	Laboratory Corp. of America Holdings†,*	1,157,625
10,980	McKesson Corp.	1,029,375
19,230	UnitedHealth Group, Inc.	1,124,955
22,310	WellPoint, Inc.	1,423,155
		4,735,110
	Hotels, Restaurants & Leisure—1.6%
12,050	McDonald's Corp.	1,066,787
	Household Products—0.7%
5,930	Kimberly-Clark Corp.†	496,756
	Industrial Conglomerates—7.4%
24,330	Danaher Corp.†	1,267,106
84,660	General Electric Co.	1,764,314
34,750	Tyco International, Ltd.	1,836,538
		4,867,958
	Insurance—5.3%
17,190	Aon Plc	804,148
16,500	Chubb Corp.	1,201,530
22,820	Travelers Cos., Inc. (The)	1,456,829
		3,462,507
	Internet Software and Services—2.0%
31,800	eBay, Inc.*	1,335,918
	IT Services—4.2%
8,950	International Business Machines Corp.	1,750,441
2,300	MasterCard, Inc., Class A	989,253
		2,739,694
	Life Sciences Tools and Services—2.3%
18,120	Agilent Technologies, Inc.	711,029
15,580	Thermo Fisher Scientific, Inc.	808,758
		1,519,787

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

Shares		Value (Note 1)
	Media—1.4%
23,940	Time Warner, Inc.	$921,690
	Multiline Retail—2.5%
15,510	Kohl's Corp.†	705,550
26,670	Macy's, Inc.	916,114
		1,621,664
	Oil, Gas and Consumable Fuels—9.2%
17,440	BP Plc, SP ADR	707,018
18,240	Chevron Corp.	1,924,320
13,200	Devon Energy Corp.	765,468
21,900	Occidental Petroleum Corp.	1,878,363
10,920	Royal Dutch Shell Plc, ADR†	763,635
		6,038,804
	Paper and Forest Products—4.2%
95,830	International Paper Co.	2,770,445

Shares		Value (Note 1)
	Pharmaceuticals—7.7%
24,220	Abbott Laboratories	$1,561,463
79,960	Pfizer, Inc.	1,839,080
9,910	Shire Plc, ADR†	856,125
20,730	Teva Pharmaceutical Industries, Ltd., SP ADR	817,591
		5,074,259
	Software—3.3%
40,040	Microsoft Corp.	1,224,824
32,050	Oracle Corp.	951,885
		2,176,709
	Specialty Retail—2.3%
4,120	AutoZone, Inc.*	1,512,740
	TOTAL COMMON STOCKS (Cost $54,620,510)	64,497,716

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—17.3%
$1,219,376	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/02/2012	1,219,376
Shares
10,132,343	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.280%		10,132,343
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,351,719)			11,351,719
	TOTAL INVESTMENTS AT MARKET VALUE—115.2% (Cost $65,972,229)			75,849,435
	Liabilities in Excess of Other Assets—(15.2)%			(9,987,071)
	NET ASSETS—100.0%			$65,862,364

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1).

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2012

At June 30, 2012, industry sector diversification of the M Business Opportunity Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	23.2%
Health Care	20.8%
Energy	10.8%
Industrials	10.6%
Information Technology	9.5%
Materials	9.2%
Consumer Discretionary	7.8%
Consumer Staples	6.0%
Short-Term Investments	17.3%
Total	115.2%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Business Opportunity Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$251,555,431	$137,127,002	$172,523,898	$75,849,435
Cash denominated in foreign currencies***	49,197	—	—	—
Receivable from:
Securities sold	1,129	—	745,231	527,530
Capital stock subscriptions	1,988	4,427,724	184,084	1,931
Dividends and interest	1,290,694	125,733	55,836	84,784
Prepaid expenses	19,675	6,924	10,946	4,931
Total assets	252,918,114	141,687,383	173,519,995	76,468,611
Liabilities:
Payable for:
Securities purchased	465,304	355,193	284,558	415,166
Capital stock redemptions	241,629	449	20,226	2,338
Investment Adviser, net (Note 2)	118,616	61,584	100,751	30,869
Payable upon return of securities loaned (Note 1)	9,126,635	8,652,958	32,025,598	10,132,343
M Financial Group-compliance expense (Note 2)	5,738	2,529	3,311	1,541
Accrued expenses and other liabilities	59,614	24,697	29,206	23,990
Total liabilities	10,017,536	9,097,410	32,463,650	10,606,247
Net assets	$242,900,578	$132,589,973	$141,056,345	$65,862,364
Net assets consist of:
Paid-in capital	$402,198,009	$127,675,870	$106,774,806	$71,667,240
Undistributed (distributions in excess of) net investment income	3,004,865	(22,874)	39,495	403,443
Accumulated net realized gain (loss) on investments	(144,284,362)	(15,233,332)	3,268,112	(16,085,525)
Net unrealized appreciation (depreciation) on investments and foreign currency	(18,017,934)	20,170,309	30,973,932	9,877,206
Net assets	$242,900,578	$132,589,973	$141,056,345	$65,862,364
Shares outstanding#	23,493,730	7,356,259	6,114,951	6,330,456
Net asset value, offering price and redemption price per share	$10.34	$18.02	$23.07	$10.40
* Cost of investments	$269,554,455	$116,956,693	$141,549,966	$65,972,229
** Includes securities on loan with market values of	$9,021,951	$8,730,249	$32,121,032	$10,173,472
*** Cost of cash denominated in foreign currencies	$49,410	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Business Opportunity Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2012

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Business Opportunity Value Fund
Investment income:
Interest	$255	$91	$22	$50
Securities lending income	142,885	4,854	34,543	2,436
Dividends*	4,859,849	450,466	796,432	693,782
Total investment income	5,002,989	455,411	830,997	696,268
Expenses:
Investment advisory fee (Note 2)	861,170	359,912	642,421	212,064
Custody, fund accounting, transfer agent and administration fees	231,225	62,334	81,254	60,080
Professional fees	22,163	14,832	16,014	12,638
Printing and shareholder reporting	18,832	11,594	13,467	9,555
Directors' fees and expenses	32,718	15,531	20,206	9,269
Compliance expenses (Note 2)	11,475	5,059	6,623	3,082
Other	19,509	9,027	11,517	5,858
Total expenses	1,197,092	478,289	791,502	312,546
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(28,207)	—	—	(19,724)
Net operating expenses	1,168,885	478,289	791,502	292,822
Net investment income (loss)	3,834,104	(22,878)	39,495	403,446
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(1,534,853)	2,949,276	4,918,315	2,218,220
Foreign currency transactions	799,060	—	—	—
Net realized gain (loss)	(735,793)	2,949,276	4,918,315	2,218,220
Net change in unrealized appreciation (depreciation) on:
Investments	11,710,291	8,485,620	6,771,220	1,743,697
Foreign currency and net other assets	(846,083)	—	—	—
Net change in unrealized appreciation	10,864,208	8,485,620	6,771,220	1,743,697
Net realized and unrealized gain	10,128,415	11,434,896	11,689,535	3,961,917
Net increase in net assets resulting from operations	$13,962,519	$11,412,018	$11,729,030	$4,365,363
* Net of foreign taxes withheld of:	$560,773	$1,176	$3,219	$3,084

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$3,834,104	$7,171,442	$(22,878)	$61,298
Net realized gain (loss) on investments and foreign currency	(735,793)	(87,873,996)	2,949,276	7,316,886
Net change in unrealized appreciation (depreciation) on investments and foreign currency	10,864,208	45,386,138	8,485,620	(8,376,627)
Net increase (decrease) in net assets resulting from operations	13,962,519	(35,316,416)	11,412,018	(998,443)
Distributions to shareholders:
From net investment income	(403,281)	(8,050,030)	(61,294)	—
Total distributions to shareholders	(403,281)	(8,050,030)	(61,294)	—
Fund share transactions (Note 4):
Proceeds from shares sold	16,976,203	31,709,804	30,565,536	25,559,389
Net asset value of shares issued on reinvestment of distributions	403,281	8,050,030	61,294	—
Cost of shares repurchased	(20,991,363)	(58,763,946)	(10,516,811)	(34,076,210)
Net increase (decrease) in net assets resulting from Fund share transactions	(3,611,879)	(19,004,112)	20,110,019	(8,516,821)
Total change in net assets	9,947,359	(62,370,558)	31,460,743	(9,515,264)
Net Assets:
Beginning of period	232,953,219	295,323,777	101,129,230	110,644,494
End of period*	$242,900,578	$232,953,219	$132,589,973	$101,129,230
* Including undistributed (distributions in excess of) net investment income) of:	$3,004,865	$(425,958)	$(22,874)	$61,298

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M Capital Appreciation Fund		M Business Opportunity Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$39,495	$(532,681)	$403,446	$577,381
Net realized gain on investments and foreign currency	4,918,315	16,222,562	2,218,220	3,393,172
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,771,220	(26,273,100)	1,743,697	(6,817,920)
Net increase (decrease) in net assets resulting from operations	11,729,030	(10,583,219)	4,365,363	(2,847,367)
Distributions to shareholders:
From net investment income	—	—	(568,566)	(265,301)
From net realized capital gains	(785,559)	(15,150,000)	—	—
Total distributions to shareholders	(785,559)	(15,150,000)	(568,566)	(265,301)
Fund share transactions (Note 4):
Proceeds from shares sold	9,069,729	36,585,108	5,727,836	9,173,540
Net asset value of shares issued on reinvestment of distributions	785,559	15,150,000	568,566	265,301
Cost of shares repurchased	(12,422,854)	(49,781,871)	(9,418,940)	(19,788,489)
Net increase (decrease) in net assets resulting from Fund share transactions	(2,567,566)	1,953,237	(3,122,538)	(10,349,648)
Total change in net assets	8,375,905	(23,779,982)	674,259	(13,462,316)
Net Assets:
Beginning of period	132,680,440	156,460,422	65,188,105	78,650,421
End of period*	$141,056,345	$132,680,440	$65,862,364	$65,188,105
* Including undistributed net investment income of:	$39,495	$—	$403,443	$568,563

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Net asset value, beginning of period	$9.78		$11.72	$11.57	$9.44	$18.45	$20.15
Income from investment operations:
Net investment income	0.16	‡	0.30 ‡	0.34 ‡	0.24 ‡	0.48 ‡	0.41 ‡
Net realized and unrealized gain (loss) on investments	0.42		(1.89)	0.19	2.15	(7.71)	1.21
Total from investment operations	0.58		(1.59)	0.53	2.39	(7.23)	1.62
Less distributions to shareholders:
From net investment income	(0.02)		(0.35)	(0.38)	(0.26)	(0.51)	(0.43)
From net realized capital gains	—		—	—	—	(1.27)	(2.89)
From return of capital	—		—	—	(0.00)†	—	—
Total distributions	(0.02)		(0.35)	(0.38)	(0.26)	(1.78)	(3.32)
Net asset value, end of period	$10.34		$9.78	$11.72	$11.57	$9.44	$18.45
Total Return	5.91	%*	(13.56)%	4.61%	25.28%	(39.84)%	8.01%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$242,901		$232,953	$295,324	$311,989	$274,091	$549,661
Net expenses to average daily net assets	0.95	%**	0.93%	0.91%	0.94%	0.91%	0.87%
Net investment income to average daily net assets	3.11	%**	2.69%	3.02%	2.33%	3.17%	1.86%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.97	%**	0.95%	0.92%	0.95%	N/A	N/A
Net investment income	3.09	%**	2.67%	3.01%	2.32%	N/A	N/A
Portfolio turnover rate	8	%*	103%?	11%	9%	25%	32%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Net asset value, beginning of period	$16.10		$16.23	$13.24	$9.70	$19.52	$17.22
Income from investment operations:
Net investment income (loss)	(0.00	)†‡	0.01 ‡	(0.01)‡	0.05 ‡	0.07 ‡	0.08 ‡
Net realized and unrealized gain (loss) on investments	1.93		(0.14)	3.05	3.56	(9.46)	3.75
Total from investment operations	1.93		(0.13)	3.04	3.61	(9.39)	3.83
Less distributions to shareholders:
From net investment income	(0.01)		—	(0.05)	(0.07)	(0.00)†	(0.07)
From net realized capital gains	—		—	—	—	(0.43)	(1.46)
Total distributions	(0.01)		—	(0.05)	(0.07)	(0.43)	(1.53)
Net asset value, end of period	$18.02		$16.10	$16.23	$13.24	$9.70	$19.52
Total Return	11.98	%*	(0.80)%	23.06%	37.40%	(48.97)%	22.43%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$132,590		$101,129	$110,644	$100,153	$86,611	$173,139
Net expenses to average daily net assets	0.81	%**	0.83%	0.83%	0.74%	0.70%	0.63%
Net investment income (loss) to average daily net assets	(0.04	)%**	0.06%	(0.11)%	0.41%	0.43%	0.43%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	N/A	0.83%	N/A	N/A
Net investment income	N/A		N/A	N/A	0.32%	N/A	N/A
Portfolio turnover rate	29	%*	78%	81%	171%	237%	137%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Net asset value, beginning of period	$21.33		$25.94	$20.47	$13.78	$24.74	$24.26
Income from investment operations:
Net investment income (loss)	0.01	‡	(0.09)‡	(0.02)‡	0.05 ‡	0.01 ‡	(0.09)‡
Net realized and unrealized gain (loss) on investments	1.86		(1.77)	5.54	6.65	(10.33)	3.01
Total from investment operations	1.87		(1.86)	5.52	6.70	(10.32)	2.92
Less distributions to shareholders:
From net investment income	—		—	(0.05)	(0.01)	—	—
From net realized capital gains	(0.13)		(2.75)	—	—	(0.64)	(2.44)
Total distributions	(0.13)		(2.75)	(0.05)	(0.01)	(0.64)	(2.44)
Net asset value, end of period	$23.07		$21.33	$25.94	$20.47	$13.78	$24.74
Total Return	8.78	%*	(7.22)%	27.00%	48.61%	(42.03)%	11.96%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$141,056		$132,680	$156,460	$140,099	$106,784	$188,400
Net expenses to average daily net assets	1.11	%**	1.10%	1.10%	1.13%	1.09%	1.06%
Net investment income (loss) to average daily net assets	0.06	%**	(0.35)%	(0.09)%	0.28%	0.07%	(0.33)%
Portfolio turnover rate	12	%*	35%	22%	16%	28%	35%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Business Opportunity Value Fund
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Net asset value, beginning of period	$9.84		$10.30	$9.50	$7.69	$12.11	$12.55
Income from investment operations:
Net investment income	0.06	‡	0.08 ‡	0.03 ‡	0.06 ‡	0.09 ‡	0.10 ‡
Net realized and unrealized gain (loss) on investments	0.59		(0.50)	0.84	1.82	(4.16)	0.59
Total from investment operations	0.65		(0.42)	0.87	1.88	(4.07)	0.69
Less distributions to shareholders:
From net investment income	(0.09)		(0.04)	(0.07)	(0.07)	(0.01)	(0.08)
From net realized capital gains	—		—	—	—	(0.34)	(1.05)
Total distributions	(0.09)		(0.04)	(0.07)	(0.07)	(0.35)	(1.13)
Net asset value, end of period	$10.40		$9.84	$10.30	$9.50	$7.69	$12.11
Total Return	6.73	%*	(4.11)%	9.27%	24.58%	(34.48)%	5.44%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$65,862		$65,188	$78,650	$89,199	$67,674	$79,905
Net expenses to average daily net assets	0.88	%**	0.89%	0.88%	0.88%	0.88%	0.87%
Net investment income to average daily net assets	1.21	%**	0.81%	0.34%	0.74%	0.81%	0.72%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.94	%**	0.91%	0.90%	0.95%	N/A	N/A
Net investment income	1.15	%**	0.79%	0.32%	0.67%	N/A	N/A
Portfolio turnover rate	21	%*	35%	49%	58%	169%	149%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2012, the Company consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

M International Equity Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States, with a focus on stocks with capitalizations of $1 billion or more. M Large Cap Growth Fund seeks long-term capital appreciation with a strategy of investing primarily in equity securities, including common and preferred stocks, with capitalizations of $10 billion or more. M Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500 Index. M Business Opportunity Value Fund seeks long-term capital appreciation with a strategy of investing primarily in equity securities of U.S. issuers in the large-capitalization segment of the U.S. stock market.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company's Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2012, all of the Funds, with the exception of M International Equity Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of June 30, 2012 in valuing the M International Equity Fund investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$—	$1,640,647	$—	$1,640,647
Belgium	—	6,419,409	—	6,419,409
Brazil	9,313,915	—	—	9,313,915
Canada	1,267,557	—	—	1,267,557
China	—	3,502,271	—	3,502,271
Denmark	—	8,715,984	—	8,715,984
France	—	31,426,948	—	31,426,948
Germany	—	17,131,312	—	17,131,312
Hong Kong	—	8,924,846	—	8,924,846
Japan	—	25,815,884	—	25,815,884
Malaysia	—	6,125,746	—	6,125,746
Netherlands	—	4,249,039	—	4,249,039
Singapore	—	5,646,400	—	5,646,400
Sweden	—	15,552,901	—	15,552,901
Switzerland	—	32,969,709	—	32,969,709
Taiwan	3,897,506	—	—	3,897,506
United Kingdom	—	48,943,929	—	48,943,929
United States	2,284,598	—	—	2,284,598
Total Common Stocks	16,763,576	217,065,025	—	233,828,601
Preferred Stock
United Kingdom	—	46,866	—	46,866
Total Preferred Stock	—	46,866	—	46,866

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Euro Time Deposit	$—	$8,553,329	$—	$8,553,329
Investments in Security Lending Collateral	—	9,126,635	—	9,126,635
Total Short-Term Investments	—	17,679,964	—	17,679,964
Total	$16,763,576	$234,791,855	$—	$251,555,431

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$—	$199,315,516	$199,315,516	$—

*  The Fund(s) recognize transfers between levels that occurred at the beginning of the period, December 31, 2011.

Financial assets were transferred from Level 1 to Level 2 due to a change in the price source.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Company based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

differences relating to shareholder distributions will result in differing characterizations of distributions made by each Fund and reclassifications to paid-in capital.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund's securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of June 30, 2012, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$9,021,951	$9,126,635
M Large Cap Growth Fund	8,730,249	8,652,958
M Capital Appreciation Fund	32,121,032	32,025,598
M Business Opportunity Value Fund	10,173,472	10,132,343

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The Funds did not have any unrecognized tax benefits as of June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2009 through December 2011. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.70% on the first $1 billion

0.65% on amounts above $1 billion

M Large Cap Growth Fund	0.65% of the first $50 million

0.60% of the next $50 million

0.55% on amounts above $100 million

M Capital Appreciation Fund	0.90%

M Business Opportunity Value Fund	0.65% of the first $50 million

0.60% of the next $50 million

0.55% of the next $100 million

0.50% on amounts above $200 million

The Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. This agreement is effective May 1, 2012 through April 30, 2013. For the six months ended June 30, 2012, the Adviser reimbursed $28,207 and $19,724 for the M International Equity Fund and M Business Opportunity Value Fund, respectively.

The Adviser has engaged Northern Cross, LLC, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Iridian Asset Management LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Business Opportunity Value Fund, respectively.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.55% on the first $1 billion

0.50% on the amounts above $1 billion

M Large Cap Growth Fund	0.50% on the first $50 million

0.45% on the next $50 million

0.40% on the amounts above $100 million

M Capital Appreciation Fund	0.75%

M Business Opportunity Value Fund	0.50% on the first $50 million

0.45% on the next $50 million

0.40% on the next $100 million

0.35% on the amounts above $200 million

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Company pays no compensation to its officers, other than the Chief Compliance Officer ("CCO"). The Company pays each interested Director $1,500 per meeting attended. The Company pays each non-interested Director $20,000 per annum plus $1,500 per meeting attended with an additional $1,500 per audit committee meeting attended. The Chairman and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Company and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$18,732,971	$20,850,055
M Large Cap Growth Fund	49,243,141	34,363,624
M Capital Appreciation Fund	16,977,728	21,919,850
M Business Opportunity Value Fund	14,123,808	18,696,192

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Shares sold	1,610,642	2,842,703	1,667,364	1,578,566
Shares repurchased	(1,972,639)	(5,049,215)	(594,031)	(2,116,192)
Distributions reinvested	40,288	824,580	3,491	—
Net decrease	(321,709)	(1,381,932)	1,076,824	(537,626)
Fund Shares:
Beginning of period	23,815,439	25,197,371	6,279,435	6,817,061
End of perior	23,493,730	23,815,439	7,356,259	6,279,435
	M Capital Appreciation Fund		M Business Opportunity Value Fund
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Shares sold	391,091	1,436,186	549,619	902,736
Shares repurchased	(531,987)	(1,954,168)	(899,289)	(1,941,128)
Distributions reinvested	35,211	707,283	55,961	25,732
Net increase (decrease)	(105,685)	189,301	(293,709)	(1,012,660)
Fund Shares:
Beginning of period	6,220,636	6,031,335	6,624,165	7,636,825
End of period	6,114,951	6,220,636	6,330,456	6,624,165

5.  Financial Instruments

M International Equity Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered.

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

as a sponsored or unsponsored American Depository Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund's exposure to adverse developments affecting the value of such currency will increase.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Forward Foreign Currency Contracts

M International Equity Fund may enter into forward foreign currency exchange contracts for hedging purposes in an attempt to protect against anticipated changes in future foreign currency exchange rates in connection with settling trades. M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund cannot invest in these types of transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The market in forward foreign currency exchange contracts offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. At the maturity of a forward contract M International Equity Fund may either (i) accept or make delivery of the currency specified in the contract or (ii) at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by M International Equity Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

While M International Equity Fund may benefit from forward foreign currency contracts, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between M International Equity Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent it from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive M International Equity Fund of unrealized profits, transaction costs or expected benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. M International Equity Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Sub-Adviser.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

At June 30, 2012, no forward foreign currency contracts were held.

Quantitative Disclosure of Derivative Holdings

The following tables show additional disclosures about M International Equity Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions and performance. These derivatives are not accounted for as hedging instruments.

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2012 is as follows:

Realized Gain (Loss)

	Statements of Operations	Foreign Exchange Contracts Risk	Total
Forward Contracts	Net realized gain (loss) on foreign currency transactions	$233	$233
Total Realized Gain (Loss)		$233	$233

Change in Unrealized Appreciation (Depreciation)

	Statements of Operations	Foreign Exchange Contracts Risk	Total
Forward Contracts	Net change in unrealized appreciation (depreciation) on foreign currency and net other assets	$(829,243)	$(829,243)
Total Change in Unrealized Appreciation (Depreciation)		$(829,243)	$(829,243)

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies as depositors of separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2012, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING-Security Life of Denver, Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc. and Sun Life Insurance Co. through their separate accounts, the separate accounts of their subsidiaries, as well as M Financial Holdings Incorporated through direct ownership of seed money and general investment shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of certain Funds in which their separate accounts hold more than 25% of the shares of such Funds.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest (Continued)

As of June 30, 2012 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. of Arizona	ING-Security Life of Denver
M International Equity Fund	0.7%	40.9%	35.0%	14.7%	5.2%
M Large Cap Growth Fund	2.0%	48.9%	37.3%	4.3%	2.6%
M Capital Appreciation Fund	1.0%	44.8%	44.2%	1.8%	4.0%
M Business Opportunity Value Fund	3.0%	35.0%	49.3%	3.4%	2.8%

	Percentage of Ownership
	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.	Sun Life Insurance Co.
M International Equity Fund	2.0%	0.0	%(1)	0.3%	1.2%
M Large Cap Growth Fund	2.5%	—%		0.3%	2.1%
M Capital Appreciation Fund	2.4%	0.0	%(1)	0.3%	1.5%
M Business Opportunity Value Fund	4.5%	—%		0.4%	1.6%

(1)  Amount rounds to less than 0.05%.

7. Tax information

As of June 30, 2012, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$269,584,931	$15,033,502	$(33,063,002)	$(18,029,500)
M Large Cap Growth Fund	117,226,402	21,536,835	(1,636,235)	19,900,600
M Capital Appreciation Fund	142,885,816	39,747,516	(10,109,434)	29,638,082
M Business Opportunity Value Fund	67,334,300	10,061,958	(1,546,823)	8,515,135

8. Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Company may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Company under these arrangements is unknown, as it involves future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes that the current risk of loss is remote.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Company") meets on a quarterly basis to review the ongoing operations of the Company and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Company and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Business Opportunity Value Fund (each, a "Fund" and collectively, the "Funds"), and Northern Cross ("Northern Cross"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and Iridian Asset Management, LLC ("Iridian"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board as well as separately in executive session. The Board also holds special meetings as circumstances warrant.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Advisor), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. The Board periodically receives an in-person briefing report from senior personnel of each Sub-Advisor, and also receives an in-person report (as well as written material) from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of conduct violations) matters.

These quarterly, on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Company's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities, resources and product offerings.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 1, 2012, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements as amended. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser. The Adviser and Sub-Advisers furnished

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including administrative systems and financial strength); (2) the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund, the Adviser and each Sub-Adviser; (5) the advisory fees payable to the Adviser and each Sub-Adviser, considering the services provided, the costs and expenses of the Adviser or the Sub-Adviser, fees throughout the industry, the level of profit realized by the Adviser or Sub-Adviser under the Agreements, and any collateral or "fall-out" benefits to the Adviser, the Sub-Adviser or the Fund; (6) the extent to which economies of scale would be realized as each Fund grows and whether shareholders benefit from these economies of scale; and (7) the Sub-Advisers' selection of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 1, 2012 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the advisor or sub-advisor is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Company and the Sub-Advisors are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisor's costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisors.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds. The Board concluded that the Adviser has the necessary staff to manage the relationship with each Fund's Sub-

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Adviser and the capability to continue to manage each Fund. The Board concluded that each Sub-Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

2.   THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND EACH SUB-ADVISER

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year. The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. The Board noted that the Adviser has delegated the day-to-day investment of the Funds to each of the Sub-Advisers and that the Adviser regularly monitors the general services of each Sub-Adviser and conducts an annual review of each Sub-Adviser to evaluate the Sub-Adviser's performance, organization, risks and investment decision making process.

The Board concluded that the nature and extent of the services provided under both the Advisory Agreement and Sub-Advisory Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Advisers had not diminished over the past year and that the quality of services continues to be appropriate.

3.   REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser. The Board also noted that compliance matters are reviewed quarterly by the Adviser and that any violations are brought to the attention of the Company's Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that the Adviser and Sub-Advisers each have taken reasonable steps to monitor compliance.

4.   THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund for the 1-, 3-, 5-, 10-year periods ended December 31, 2011 and for the period from the inception of each Fund through December 31, 2011.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2011. The Board noted that the Fund lagged its index, the MSCI EAFE Index, for the one-year, three-year and five-year periods, but exceeded its benchmark for the ten-year period and for the period from inception to December 31, 2011. The Board noted that the investment performance provided included the performance of the Fund's previous sub-advisers. Based on the information provided, the Board concluded that it was satisfied with Northern Cross' investment performance.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Board noted that the Fund lagged its benchmark, the Russell 1000 Growth Index, for the one-year and five-year periods, but exceeded the benchmark for the three- and ten-year periods and for the period from inception to December 31, 2011. The Board noted that the investment performance provided included the performance of the Fund's previous sub-adviser. Based on the information provided, the Board concluded that it was satisfied with DSM's investment performance.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Board noted that the Fund lagged its benchmark for the one-year period but exceeded its benchmark, the Russell 2500 Stock Index, for the three-year period, five-year period, ten-year period and since inception. Based on the information provided, the Board concluded that it was satisfied with Frontier's investment performance.

M Business Opportunity Value Fund

The Board considered the investment performance of M Business Opportunity Value Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Board noted that the Fund exceeded its benchmark, the Russell 1000 Value Index, for the three-year period, but lagged its benchmark for the one-year, five-year, ten-year periods and for the period from inception through December 31, 2011. Based on the information provided, the Board concluded that Iridian's performance was adequate.

5.   ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board compared the level of the advisory fee for each Fund against the advisory fees charged by funds in each Fund's respective peer groups. The Board also considered comparative total fund expenses of each Fund compared to its respective peer group. Information and charts showing management fees for comparable funds was presented to the Board. The Board considered the information regarding the financial condition and profitability of the Adviser and certain Sub-Advisers in managing the Funds, including the percentage of the advisory/sub-advisory fees paid to Adviser and certain Sub-Advisers that represented profit. The Board also considered the fall-out benefits, if any, received by the Adviser and Sub-Advisers and the use of soft dollars by each Sub-Adviser, if any. The Board used this information as a guide to help assess the reasonableness of each Fund's advisory fee. The Board noted that the management fees payable by each Fund were within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

6.   THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDER BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that as assets in the Company's portfolios increase, fixed operating costs are spread over a larger asset base resulting in lower per share allocation of such costs. The Board was satisfied that the current Advisory Agreement provides for appropriate economies of scale, which benefit shareholders.

M International Equity Fund

The Board noted that Northern Cross' management fee decreases at certain breakpoints. Specifically, the Board noted that the management fee payable by the Fund is 0.55% of the Fund's average daily net assets on the first $1 billion and 0.50% of the Fund's average daily net assets on amounts over $1 billion. The Board noted that based on the Fund's current assets, the management fee is 0.70%, of which 0.15% is retained by the Adviser and the remainder is paid to Northern Cross. The Board noted that as the assets in the Fund increase, fixed operating costs are spread over a larger asset base, resulting in a lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

M Large Cap Growth Fund

The Board noted that DSM's management fee decreases at certain breakpoints. Specifically, the Board noted that the management fee payable by the Fund is 0.50% of the Fund's average daily net assets on the first $50 million; 0.45% of the Fund's average daily net assets on the next $50 million; and 0.40% of the Fund's average daily net assets on amounts over $100 million. The Board noted that based on the Fund's current assets, the management fee is 0.65%, of which 0.15% is retained by the Adviser and the remainder is paid to DSM. The Board noted that as the Fund's assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

M Capital Appreciation Fund

The Board noted that the portion of the management fee paid to Frontier does not decrease at breakpoints. The management fee payable by the Fund remains fixed at 0.90% of the Fund's average daily net assets, of which 0.15% is retained by the Adviser and remainder is paid to Frontier. However, the Board noted that as the Fund's assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

M Business Opportunity Value Fund

The Board noted that Iridian's management fee decreases at certain breakpoints. Specifically, the Board noted that the management fee payable by the Fund is 0.65% of the Fund's average daily net assets on the first $50 million; 0.60% of the Fund's average daily net assets on the next $50 million; 0.55% of the Fund's average daily net assets on the next $100 million and 0.50% of the Fund's average daily net assets on amounts over $200 million. Based on current assets the Fund's management fee is 0.64%, of which 0.15% is retained by the Adviser and the remainder is

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

paid to Iridian. The Board also noted that as Fund assets increase, fixed operating costs are spread over a large asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

7.  THE SUB-ADVISERS' SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Company's portfolios is handled at the Sub-Adviser level. The Board noted that the Company's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board considered each Sub-Adviser's brokerage arrangements on behalf of its applicable Fund. The Board concluded that such arrangements were reasonable.

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to manage the Funds. Moreover, the Board found that each Fund performed in a satisfactory manner in comparison to relative benchmarks. The Board also found that based on the services that the Adviser and each Sub-Adviser provide to their respective Fund pursuant to the Advisory Agreement and the Sub-Advisory Agreements, the compensation payable to the Adviser and each Sub-Adviser was fair and equitable. In addition, the Board concluded that the Funds benefit from economies of scale due to increasing assets, decremental fee structures (for certain Funds) and operating costs being spread over a larger asset base. Finally, the Board found that brokerage selection procedures of each Sub-Adviser were reasonable and adequate.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the management fees paid to the Adviser under the Advisory Agreement and the sub-advisory fees paid to the Sub-Advisers under the Sub-Advisory Agreements were reasonable in light of the services provided, and that it was in the best interests of the Funds and their investors to renew the Advisory Agreement and each Sub-Advisory Agreement as amended.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Company's proxy voting policies and procedures and the Company's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2012 to June 30, 2012)
M International Equity Fund
Actual	$1,000.00	$1,059.10	0.95%	$4.86
Hypothetical (5% return before expenses)	1,000.00	1,020.10	0.95%	4.77
M Large Cap Growth Fund
Actual	1,000.00	1,119.80	0.81%	4.27
Hypothetical (5% return before expenses)	1,000.00	1,020.80	0.81%	4.07
M Capital Appreciation Fund
Actual	1,000.00	1,087.80	1.11%	5.76
Hypothetical (5% return before expenses)	1,000.00	1,019.30	1.11%	5.57

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2012 to June 30, 2012)
M Business Opportunity Value Fund
Actual	$1,000.00	$1,067.30	0.88%	$4.52
Hypothetical (5% return before expenses)	1,000.00	1,020.50	0.88%	4.42

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)          A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)            Not applicable.

(a)(2)            Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 12(a)(2).

(a)(3)            Not applicable.

(b)                         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 12(b).

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date: August 24, 2012

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial
and Accounting Officer

Date: August 24, 2012